CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 39,650	$ 33,823	$ 36,707
Cost of revenues	(31,380)	(26,926)	(28,969)
Gross profit	8,270	6,897	7,738
Operating expenses:
Research and development, net	(92)	(78)	(2)
Selling, general and administrative	(5,207)	(4,870)	(4,704)
Operating income	2,971	1,949	3,032
Financial income (expenses), net	887	(488)	(337)
Other income (expenses), net	0	41	(16)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	3,858	1,502	2,679
Income tax benefit (expenses), net	(664)	3,537	(71)
Net income	3,194	5,039	2,608
Other comprehensive income (loss):
Foreign currency translation adjustments	(2,527)	563	674
Total comprehensive income	$ 667	$ 5,602	$ 3,282
Basic income per ordinary share attributable to Eltek Ltd. shareholders	$ 0.55	$ 0.86	$ 0.58
Diluted income per ordinary share attributable to Eltek Ltd. shareholders	$ 0.55	$ 0.86	$ 0.58